Submission	Feb. 04, 2026
Submission [Line Items]
Central Index Key	0001403161
Registrant Name	VISA INC.
Registration File Number	333-280966
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES